Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[2]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-6 CIK # Not Applicable
		CitiMortgage	478	158,239,500.13	100.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	3	872,109.43	0.55%	0	-	0.00%
Total			478	158,239,500.13	100.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%	3	872,109.43	0.55%	0	-	0.00%

___________________________

2 The Securitizer disclosed in its quarterly filing made on August 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that three assets originated by CitiMortgage subject to a demand to repurchase or replace such assets were pending repurchase or replacement (the “2012-6 Pending Assets”). As disclosed herein, the demands to repurchase the 2012-6 Pending Assets were withdrawn because the breaches of representations with respect to such 2012-6 Pending Assets were cured during the 3-month period ending September 30, 2013.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-7 CIK # Not Applicable
		Citi	563	140,960,046.21	100.00%	12	1,724,797.31	1.22%	2	233,303.44	0.16%	10	1,491,493.87	1.05%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			563	140,960,046.21	100.00%	12	1,724,797.31	1.22%	2	233,303.44	0.16%	10	1,491,493.87	1.05%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-9 CIK # Not Applicable
		Wells Fargo	479	118,779,681.46	100.00%	2	406,341.91	0.34%	1	244,991.56	0.21%	1	161,350.35	0.13%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			479	118,779,681.46	100.00%	2	406,341.91	0.34%	1	244,991.56	0.21%	1	161,350.35	0.13%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-12 CIK # Not Applicable
		Citi	789	155,194,723.31	100.00%	6	1,024,225.77	0.66%	0	-	0.00%	6	1,024,225.77	0.66%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			789	155,194,723.31	100.00%	6	1,024,225.77	0.66%	0	-	0.00%	6	1,024,225.77	0.66%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[3]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-13 CIK # Not Applicable
		Suntrust	1,670	669,460,645.44	100.00%	0	-	0.00%	1	850,000.00	0.13%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			1,670	669,460,645.44	100.00%	0	-	0.00%	1	850,000.00	0.13%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%

____________________________

3 The Securitizer disclosed in its quarterly filing made on May 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that four assets originated by Suntrust subject to a demand to repurchase or replace such assets were pending repurchase or replacement (the “2012-13 Pending Assets”). The Securitizer disclosed in its quarterly filing made on August 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that two of the 2012-13 Pending Assets were repurchased, and the demands to repurchase two of the 2012-13 Pending Assets were withdrawn because the breaches of representation with respect to such 2012-13 Pending Assets were cured, during the 3-month period ending June 30, 2013. As an update to the quarterly filing made on August 15, 2013, and as disclosed herein, the Securitizer determined that it would repurchase one of the 2012-13 Pending Assets previously disclosed as cured, which 2012-13 Pending Asset was repurchased during the 3-month period ending September 30, 2013.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[4]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-14 CIK # Not Applicable
		CitiMortgage	1,136	223,393,050.15	100.00%	7	1,315,286.89	0.59%	5	828,531.28	0.37%	3	575,235.10	0.26%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			1,136	223,393,050.15	100.00%	7	1,315,286.89	0.59%	5	828,531.28	0.37%	3	575,235.10	0.26%	0	-	0.00%	0	-	0.00%	0	-	0.00%

_________________________

4 The Securitizer disclosed in its quarterly filing made on August 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by CitiMortgage subject to a demand to repurchase or replace such asset was pending repurchase or replacement (the “2012-14 Pending Asset”). As disclosed herein, the 2012-14 Pending Asset was repurchased during the 3-month period ending September 30, 2013.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[5]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-17 CIK # Not Applicable
		Bank of America	368	130,654,240.87	100.00%	0	-	0.00%	1	267,140.59	0.20%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			368	130,654,240.87	100.00%	0	-	0.00%	1	267,140.59	0.20%	0	-	0.00%	0	-	0.00%	0	-	0.00%	0	-	0.00%
_______________________

5 The Securitizer disclosed in its quarterly filing made on August 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by Bank of America subject to a demand to repurchase or replace such asset was pending repurchase or replacement (the “2012-17 Pending Asset”). As disclosed herein, the 2012-17 Pending Asset was repurchased during the 3-month period ending September 30, 2013.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[6]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-18 CIK # Not Applicable
		CitiFinancial	843	110,385,120.65	100.00%	0	-	0.00%	1	120,659.56	0.11%	0	-	0.00%	0	-	0.00%	1	107,351.65	0.09%	0	-	0.00%
Total			843	110,385,120.65	100.00%	0	-	0.00%	1	120,659.56	0.11%	0	-	0.00%	0	-	0.00%	1	107,351.65	0.09%	0	-	0.00%
__________________________________

6 The Securitizer disclosed in its quarterly filing made on August 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that two assets originated by CitiFinancial subject to a demand to repurchase or replace such assets were pending repurchase or replacement (each, a “2012-18 Pending Asset”). As disclosed herein, one 2012-18 Pending Asset was repurchased, and the demand to repurchase one 2012-18 Pending Asset was withdrawn because the breaches of representations with respect to such 2012-18 Pending Asset were cured, during the 3-month period ending September 30, 2013.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[7]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2012-19 CIK # Not Applicable
		Bank United	630	214,083,414.47	100.00%	0	-	0.00%	0	-	0.00%	1	834,453.21	0.39%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			630	214,083,414.47	100.00%	0	-	0.00%	0	-	0.00%	1	834,453.21	0.39%	0	-	0.00%	0	-	0.00%	0	-	0.00%

___________________________

7 The Securitizer disclosed in its quarterly filing made on August 15, 2013 pursuant to Rule 15Ga-1(c)(2)(ii) that one asset originated by CitiFinancial subject to a demand to repurchase or replace such asset was pending repurchase or replacement (the “2012-19 Pending Asset”). As disclosed herein, the 2012-19 Pending Asset was not repurchased or cured during the 3-month period ending September 30, 2013 and remains subject to repurchase or replacement.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator		Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced				Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2013-2 CIK # Not Applicable
		Wells Fargo	795	163,896,691.92	100.00%	1	58,400.00	0.04%	0	-	0.00%	1	58,400.00	0.04%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			795	163,896,691.92	100.00%	1	58,400.00	0.04%	0	-	0.00%	1	58,400.00	0.04%	0	-	0.00%	0	-	0.00%	0	-	0.00%

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Stanwich Mortgage Loan Trust, Series 2013-7 CIK # Not Applicable
		Morgan Stanley	591	125,415,250.17	100.00%	3	527,608.09	0.42%	0	-	0.00%	3	527,608.09	0.42%	0	-	0.00%	0	-	0.00%	0	-	0.00%
Total			591	125,415,250.17	100.00%	3	527,608.09	0.42%	0	-	0.00%	3	527,608.09	0.42%	0	-	0.00%	0	-	0.00%	0	-	0.00%